Note 8 - Trade and Other Payables - Schedule of Payables (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Commodity suppliers' accruals and payables	$ 364,355	$ 414,581
Green provisions and repurchase obligations	69,648	103,245
Sales tax payable	27,216	19,706
Non-commodity trade accruals and accounts payable	67,843	117,473
Current portion of payable to former joint venture partner	16,179	18,194
Accrued gas payable	2,331	3,295
Other payables	11,869	9,171
Trade and other current payables	$ 559,441	$ 685,665